Property plant and equipment net (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Office premises	$ 673,000		$ 673,000
Leasehold improvements	125,000		157,000
Furniture, fixtures and office equipment	439,000		557,000
Motor vehicles	175,000		175,000
Testing equipment	37,000		37,000
Property, plant and equipment, gross	1,449,000		1,599,000
Less: accumulated depreciation and amortization	(1,234,000)		(1,340,000)
Net	215,000		259,000
ZHEJIANG TIANLAN
Furniture, fixtures and office equipment | ¥		¥ 3,694,000		¥ 3,658,000
Motor vehicles | ¥		4,647,000		4,808,000
Property, plant and equipment, gross | ¥		186,312,000		185,739,000
Less: accumulated depreciation and amortization | ¥		(76,008,000)		(70,241,000)
Net | ¥		74,063,000		79,257,000
Building and leasehold improvements | ¥		167,874,000		167,874,000
Plant and machineries | ¥		10,097,000		9,399,000
Accumulated impairment losses | ¥		(36,241,000)		(36,241,000)
Accumulated, Total | ¥		¥ (112,249,000)		¥ (106,482,000)
ZHEJIANG TIANLAN
Furniture, fixtures and office equipment	3,543,000		3,658,000
Motor vehicles	4,808,000		4,808,000
Property, plant and equipment, gross	185,162,000		185,739,000
Net	87,781,000		79,257,000
Building and leasehold improvements			167,874,000
Plant and machineries	$ 8,937,000		$ 9,399,000